Risk management (Tables)	12 Months Ended
Dec. 31, 2021
Risk Management
Schedule of maturity of financial liabilities

December 31, 2021	Carrying amounts	Total	2 months or less	2-12 months	12-24 months	More than 2 years
Financial liabilities	£	£	£	£	£	£
Trade payables	1,422,393	1,422,393	1,422,393	-	-	-
Convertible loan	13,731,864	20,359,893	10,088,496	10,271,397
Other payables	2,681,223	2,681,223	831,029	1,850,194	-	-
	17,835,480	24,463,509	12,341,918	12,121,591	-	-

December 31, 2020	Carrying amounts	Total	2 months or less	2-12 months	12-24 months	More than 2 years
Financial liabilities	£	£	£	£	£	£
Trade payables	638,366	638,366	638,366	-	-	-
Other payables	1,124,411	1,124,411	749,607	374,804	-	-

	1,762,777	1,762,777	1,387,973	374,804	-	-

Schedule of lease liabilities

	January 1, 2021	Cash flows	New leases	Other	December 31, 2021
	£	£	£	£	£
Current lease liabilities	442,702	(122,469)	-	445,525	765,758
Convertible loan notes	-	6,383,659		7,348,205	13,731,864
Non-current lease liabilities	2,582,400		-	(445,525)	2,136,875

	3,025,102	6,261,190	-	7,348,205	16,634,497

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

22.	Risk management (continued)

	January 1, 2020	Cash flows	New leases	Other	December 31, 2020
	£	£	£	£	£
Current lease liabilities	414,630	(415,273)	-	443,345	442,702
Non-current lease liabilities	3,023,891	-	-	(441,491)	2,582,400

	3,438,521	(415,273)		1,854	3,025,102